Income Taxes - Summary of Current and Deferred Component of Income Tax Expense (Details)	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Components of Income Tax Expense (Benefit), Continuing Operations
Current income tax expenses	¥ 71,567,448	$ 10,376,305	¥ 135,188,353	¥ 129,397,492
Deferred income tax expenses	20,860,679	3,024,514	125,293,714	132,582,100
Total income tax expenses	¥ 92,428,127	$ 13,400,819	¥ 260,482,067	¥ 261,979,592